Future Minimum Lease Payments by Year Under Capital Leases Together with Present Value of Net Minimum Lease Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Schedule of Capital Lease Obligations [Line Items]
2013	¥ 2,657
2014	1,638
2015	1,029
2016	557
2017	225
Thereafter	23
Total minimum lease payments	6,129
Less: Amount representing interest	(341)
Present value of net minimum lease payments	5,788
Less: Amounts representing estimated executory costs	(876)
Net minimum lease payments	4,912
Less: Current obligation	(2,134)
Long-term capital lease obligations	¥ 2,778